Staff costs and Directors Remuneration (Details Textual)	Jan. 02, 2019 shares
Value Creation Plan [Member] | Subsequent Events [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number Of Share Options Granted In Share based Payment	439,075